Document and Entity Information	Sep. 27, 2024
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Sep. 27, 2024
Entity File Number	001-42176
Entity Registrant Name	Amentum Holdings, Inc.
Entity Central Index Key	0002011286
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-0622272
Entity Address, Address Line One	4800 Westfields Blvd., Suite #400
Entity Address, City or Town	Chantilly
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20151
City Area Code	703
Local Phone Number	579-0410
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AMTM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false